Advances to joint ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 6,624	$ 6,665
Long-term advances to joint ventures	9,731	12,287
Advances/shareholder loans to joint ventures	$ 16,356	$ 18,952